Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 3,382			$ 2,415
Others	1,180			2,921
Prepayments	4,562			5,336
Prepaid rents	704			600
Others	1,179			1,273
Current prepayments	1,883	$ 63	$ 1,628	1,873
Prepaid rents	2,678			1,815
Others	1			1,648
Noncurrent prepayments	$ 2,679	$ 90	$ 3,049	$ 3,463